Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of realized and unrealized gain/(loss) on the oil and gas derivative instruments
The realized and unrealized (loss)/gain on the oil and gas derivative instruments is comprised of the following:

	Nine months ended September 30,
	2025	2024
Realized gain on FLNG Hilli’s oil derivative instrument	28,196	55,180
Realized gain on FLNG Hilli’s gas derivative instrument	22,838	15,327
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives (1)	—	37,079
Realized gain on oil and gas derivative instruments	51,034	107,586

Unrealized loss on FLNG Hilli’s oil derivative instrument (note 11 and 14)	(43,749)	(44,904)
Unrealized loss on FLNG Hilli’s gas derivative instrument (note 11 and 14)	(28,800)	(6,901)
Unrealized MTM adjustment on commodity swap derivatives (1)	—	(35,788)
Unrealized loss on oil and gas derivative instruments	(72,549)	(87,593)

Realized and unrealized (loss)/gain on oil and gas derivative instruments	(21,515)	19,993
(1) The commodity swaps entered into to hedge our exposure to the Dutch Title Transfer Facility (“TTF”) linked earnings on the FLNG Hilli matured as of December 31, 2024. During the nine months ended September 30, 2025, we had not entered into any commodity swap derivatives.